Fair Value of Financial Instruments - Narrative (Details) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2021	May 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Sale of equity investment (in shares)		2,160		2,250
Unamortized deferred financing costs	$ 1,333		$ 0
Bank Loan Obligations | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs	$ 1,300		$ 0